Filed Via EDGAR

Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

August 27, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account I ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or "SLUS")
Registration Statement on Form N-6 ("Registration Statement")
File No. 333-143353

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a post-effective amendment to Registration Statement on Form N-6 of Sun Life of Canada (U.S.) Variable Account I.  The post-effective amendment is filed for the purpose of adding Dollar Cost Averaging and Asset Rebalancing investment programs.

We do not believe that the enclosed Registration Statement presents any substantial novel disclosure or regulatory issue.  The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

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the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

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should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

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neither the Depositor nor  the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

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the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

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any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

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neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

Should you have any questions regarding this filing, please contact the undersigned at (781) 446-1638.

Respectfully yours,

/Susan J. Lazzo/

Susan J. Lazzo
AVP & Senior Counsel